Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2024 and December 31, 2023 were as follows:

		June 30, 2024		December 31, 2023
(in $ thousands)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents (1)	Level 1	21,946	21,946	25,553	25,553
Liabilities
Current portion of long-term debt (2)(3)	Level 2	26,119	26,119	21,234	21,234
Long-term debt (2)(3)	Level 2	715,151	714,673	429,037	432,374

(1) All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Thus, carrying value is a reasonable estimate of fair value.
(2) Fair value of current portion of long-term debt and long-term debt have been corroborated using discounted cash flow model and market interest rate as of June 30, 2024.
(3) Our debt obligations are recorded at amortized cost in the Consolidated Balance Sheets. The amounts presented in the table are gross of deferred finance charges amounting to $15.3 million and $14.1 million as of June 30, 2024 and December 31, 2023, respectively.